Other Accrued Liabilities Other Accrued Liabilities (Notes)	12 Months Ended
Dec. 31, 2016
Other Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 13 – Other Accrued Liabilities

	December 31,
	2016	2015
	(Millions)
Deferred income	$338	$94
Refundable deposits	160	—
Special distribution repayable to Gulfstream (See Note 7 - Investing Activities)	—	149
Other, including other loss contingencies	306	226
	$804	$469

Deferred income in 2016 includes cash proceeds associated with restructuring certain gas gathering contracts in the Barnett Shale and Mid-Continent regions. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Refundable deposits in 2016 includes receipts to resolve several matters in relation to Transco’s Hillabee Expansion Project. In accordance with the agreement, the member–sponsors of Sabal Trail will pay us an aggregate amount of $240 million in three equal installments as certain milestones of the project are met, of which $160 million was received in 2016. We expect to recognize income associated with these receipts over the term of an underlying contract once the project is in service.